Long-Term Restricted Deposit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Long-Term Restricted Deposit [Abstract]
Appeal bond, amount	$ 729	$ 729	$ 729